Investments in associates and joint arrangements	12 Months Ended
Mar. 31, 2024
Investments in associates and joint arrangements
Investments in associates and joint arrangements

12. Investments in associates and joint arrangements

The Group holds interests in associates in Kenya and in India, where we have significant influence, as well as in a number of joint arrangements, notably in the Netherlands, India, Australia and Oak Holdings 1 GmbH and its markets, where we share control with one or more third parties. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the consolidated financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 ‘Discontinued operations and assets held for sale’), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

12. Investments in associates and joint arrangements (continued)

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.

Joint operations

In the prior year, on 22 March 2023, the Group completed the disposal of its principal joint operation (Cornerstone Telecommunications Infrastructure Limited) as part of the transaction with Oak Holdings 1 GmbH.

Joint ventures and associates

	2024	2023
	€m	€m
Investments in joint ventures	8,203	9,578
Investments in associates	1,829	1,501
31 March	10,032	11,079

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Group's principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2024	2023
Oak Holdings 1 GmbH	Network infrastructure	Germany	60.3	64.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0
Vodafone Idea Limited[2]	Network operator	India	31.4	32.3
TPG Telecom Limited[3]	Network operator	Australia	25.1	25.1

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2024 the fair value of the Group’s interest in Vodafone Idea Limited was INR 208 billion (€2,313 million) (2023: INR 91 billion (€1,021 million)) based on the quoted share price on the National Stock Exchange of India.
3	At 31 March 2024 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,101 million (€1,269 million) (2023: AUD 2,273 million (€1,401 million)) based on the quoted share price on ASX.

12. Investments in associates and joint arrangements (continued)

Oak Holdings 1 GmbH

In March 2023, the Group completed the disposal of its interest in Vantage Towers A.G. to Oak Holdings 1 GmbH, the co-controlled partnership of Vodafone, GIP and KKR. Vodafone retained an interest of 64.2% in Oak Holdings 1 GmbH. On 18 July 2023, the Group completed the sale of 3.9% of Oak Holdings 1 GmbH for cash consideration of €500 million, reducing its interest to 60.3%.

OXG Glasfaser Beteiligungs GmbH

In March 2023, the Group entered into an agreement with Altice Luxembourg S.A. to create a joint venture, OXG Glasfaser Beteiligungs GmbH (‘OXG’), with 50.0% shareholding held by each shareholder. Each shareholder is committed to contribute funding of up to €950 million to OXG for the deployment of fibre-to-the-home in Germany. During the year ended 31 March 2024, the Group provided €32 million of capital contributions to OXG. The remaining funding commitment of €918 million is expected to be contributed between 2024 and 2029. The amount and timing of the funding depends on the speed and size of the fibre deployment. The contribution can be in the form of free capital reserves, shareholder loan, loan notes or similar instruments as agreed by the shareholders.

Vodafone Idea Limited

The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to €nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2024 is €4,540 million (2023: €3,717 million).

The value of the Group’s 21.0% shareholding in Indus Towers Limited is, in part, dependent on the income generated by Indus Towers Limited from tower rentals to major customers, including VIL. Any inability of these major customers to pay such amounts in the future may impact the carrying value of €1,104 million at 31 March 2024 (2023: €908 million) of the Group’s investment in Indus Towers Limited.

VIL has undertaken equity fund - raisings totalling €2.2 billion since 31 March 2024, reducing the Group's shareholding to 23.2%.

TPG Telecom Limited

TPG Telecom Limited is listed on the Australian Securities Exchange (‘ASX’). Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05%, with the remaining 49.9% listed as free float on the ASX. The financial information presented in the tables below includes debt held within the structure that holds the Group’s interest in TPG.

Dividends received from joint ventures

During the year ended 31 March 2024, the Group received dividends included in the consolidated statement of cash flows from VodafoneZiggo Group Holding B.V. of €100 million (2023: €165 million, 2022: €350 million), TPG Telecom Limited of €23 million (2023: €24 million, 2022: €22 million) and Oak Holdings 1 GmbH of €196 million (2023: €nil, 2022: €nil).

Aggregated financial information

The table below provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in joint ventures		(Loss)/profit for the financial year[1]
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Oak Holdings 1 GmbH	7,620	8,634	(85)	–	–
VodafoneZiggo Group Holding B.V.	516	793	(177)	137	(19)
TPG Telecom Limited	(2)	108	(74)	48	(5)
INWIT S.p.A.	–	–	–	30	27
Other	69	43	(43)	(15)	(14)
Total	8,203	9,578	(379)	200	(11)

Note:

1	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

12. Investments in associates and joint arrangements (continued)

Summarised financial information

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below and overleaf.

As disclosed above, the Group’s investment in VIL was reduced to €nil in the year ended 31 March 2020 and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.

Financial information is presented for TPG Telecom Limited (‘TPG’) for the year to, and as at 31 December 2023 on the basis that full-year information in relation to TPG has not been released at the date of approval of these consolidated financial statements and as such is market sensitive for TPG.

Financial information presented for INWIT S.p.A. for the years to 31 March 2023 and 31 March 2022 is based on the financial results and financial position as at 31 December 2022 and 31 December 2021, respectively, being the latest financial information available to the Group when completing the consolidated financial statements for each year.

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	1,166	–	–	4,128	4,063	4,056
Operating expenses	(130)	–	–	(2,195)	(2,124)	(2,104)
Depreciation and amortisation	(868)	–	–	(1,555)	(1,527)	(1,592)
Other income	5	–	–	–	–	–
Operating profit	173	–	–	378	412	360
Interest income	5	–	–	–	–	–
Interest expense	(455)	–	–	(809)	11	(276)
Loss/(profit) before tax	(277)	–	–	(431)	423	84
Income tax credit/(expense)	132	–	–	77	(150)	(121)
(Loss)/profit for the financial year[1]	(145)	–	–	(354)	273	(37)

	Vodafone Idea Limited			TPG Telecom Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	4,749	5,046	4,450	3,371	3,027	3,375
Operating expenses	(3,066)	(3,280)	(2,802)	(2,238)	(1,870)	(2,292)
Depreciation and amortisation	(2,178)	(2,396)	(2,390)	(891)	(700)	(914)
Other expense	83	–	(34)	–	–	–
Operating profit	(412)	(630)	(776)	242	457	169
Interest income	7	9	14	–	–	–
Interest expense	(2,718)	(2,567)	(2,297)	(368)	(172)	(122)
(Loss)/profit before tax	(3,123)	(3,188)	(3,059)	(126)	285	47
Income tax (expense)/credit	(95)	–	2	(8)	(25)	(27)
(Loss)/profit for the financial year[1]	(3,218)	(3,188)	(3,057)	(134)	260	20

12. Investments in associates and joint arrangements (continued)

	INWIT S.p.A.
	2024	2023	2022
	€m	€m	€m
Income statement
Revenue	–	853	785
Operating expenses	–	(73)	(70)
Depreciation and amortisation	–	(508)	(513)
Operating profit	–	272	202
Interest expense	–	(81)	(90)
Profit before tax	–	191	112
Income tax expense	–	(1)	(30)
Profit for the financial year[1]	–	190	82

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) for the financial year.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.
	2024	2023	2024	2023
	€m	€m	€m	€m
Statement of financial position
Non-current assets	24,015	23,878	15,753	16,570
Current assets	746	749	884	719
Total assets	24,761	24,627	16,637	17,289
Equity shareholders’ funds	12,630	13,450	1,033	1,586
Non-controlling interests	–	1,262	–	–
Non-current liabilities	9,386	6,709	13,145	13,299
Current liabilities	2,745	3,206	2,459	2,404
Cash and cash equivalents within current assets	267	224	61	20
Non-current liabilities excluding trade and other payables and provisions	8,751	6,215	12,995	13,138
Current liabilities excluding trade and other payables and provisions	502	2,409	1,171	1,247

	Vodafone Idea Limited[1]		TPG Telecom Limited
	2024	2023	2024	2023
	€m	€m	€m	€m
Statement of financial position
Non-current assets	16,251	18,162	9,663	9,823
Current assets	1,654	2,174	900	1,009
Total assets	17,905	20,336	10,563	10,832
Equity shareholders’ (deficit)/funds	(13,710)	(10,760)	2,606	3,019
Non-current liabilities	25,855	24,730	6,789	6,702
Current liabilities	5,760	6,366	1,168	1,111
Cash and cash equivalents within current assets	60	96	192	290
Non-current liabilities excluding trade and other payables and provisions	25,837	24,707	6,704	6,595
Current liabilities excluding trade and other payables and provisions	2,044	2,699	102	86

Note:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 ‘Contingent liabilities and legal proceedings’.

12. Investments in associates and joint arrangements (continued)

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Equity shareholders’ funds	12,630	13,450	1,033	1,586	–
Interest in joint ventures[1]	7,620	8,634	516	793	–
Carrying value	7,620	8,634	516	793	–

(Loss)/profit for the financial year	(145)	–	(354)	273	(37)
Share of (loss)/profit[1]	(85)	–	(177)	137	(19)

	Vodafone Idea Limited			TPG Telecom Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Equity shareholders’ (deficit)/funds	(13,710)	(10,760)	–	2,606	3,019	–
Interest in joint ventures[1]	(4,300)	(3,475)	–	(53)	56	–
Impairment	(240)	(242)	–	–	–	–
Goodwill	–	–	–	51	52	–
Investment proportion not recognised	4,540	3,717	–	–	–	–
Carrying value	–	–	–	(2)	108	–

(Loss)/profit for the financial year	(3,218)	(3,188)	(3,057)	(134)	260	20
Share of (loss)/profit[1]	(1,009)	(1,030)	(1,357)	(74)	48	(5)
Share of loss not recognised	1,009	1,030	1,357	–	–	–
Share of (loss)/profit[1]	–	–	–	(74)	48	(5)

	INWIT S.p.A.
	2024	2023	2022
	€m	€m	€m
Equity shareholders’ funds	—	—	—
Interest in joint ventures	—	—	—
Carrying value	—	—	—

Profit for the financial year	—	190	82
Share of profit	—	63	27
Share of profit not recognised as held for sale	—	(33)	—
Share of profit	—	30	27

Note:

1	The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V., Vodafone Idea Limited and TPG Telecom Limited are 60.3%, 50.0%, 31.4% and 25.1%, respectively, rounded to the nearest tenth of one percent.

12. Investments in associates and joint arrangements (continued)

Associates

Unless otherwise stated, the Group's principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2024	2023
Safaricom PLC[2]	Network operator	Kenya	39.9	39.9
Indus Towers Limited[3]	Network infrastructure	India	21.0	21.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2024, the fair value of the Group’s interest in Safaricom PLC was KES 284 billion (€1,996 million) (2023: KES 290 billion (€2,012 million)) based on the closing quoted share price on the Nairobi Stock Exchange.
3	At 31 March 2024, the fair value of the Group’s interest in Indus Towers Limited was INR 165 billion (€1,833 million) (2023: INR 81 billion (€908 million)) based on the closing quoted share price on the National Stock Exchange of India.

Aggregated financial information

The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates		Profit/(loss) for the financial year
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Safaricom PLC[1]	627	509	159	195	217
Indus Towers Limited	1,104	908	140	50	178
Other	98	84	(16)	(12)	5
Total	1,829	1,501	283	233	400

Note:

1	Other comprehensive income includes profit for the financial year, together with €76 million (2023: €127 million) in respect of the application of IAS 29 to Safaricom’s operations in Ethiopia.

Dividends from associates

During the year ended 31 March 2024, the Group received dividends included in the consolidated statement of cash flows from Safaricom PLC of €122 million (2023: €250 million, 2022: €170 million) and from Indus Towers Limited of €nil (2023: €75 million, 2022: €nil).

12. Investments in associates and joint arrangements (continued)

Summarised financial information

Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out below.

	Safaricom PLC			Indus Towers Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,210	2,468	2,318	3,185	3,343	3,122
Operating expenses	(1,189)	(1,353)	(1,164)	(1,598)	(2,240)	(1,480)
Depreciation and amortisation	(523)	(432)	(309)	(637)	(588)	(598)
Other income	142	68	–	–	–	–
Operating profit	640	751	845	950	515	1,044
Interest income	16	13	9	126	26	–
Interest expense	(121)	(69)	(59)	(218)	(200)	(140)
Profit before tax	535	695	795	858	341	904
Income tax expense	(266)	(285)	(270)	(192)	(102)	(272)
Profit for the financial year and total comprehensive income	269	410	525	666	239	632
Attributable to:
- Owners of the parent	399	489	542	666	239	632
- Non-controlling interests	(130)	(79)	(17)	–	–	–

Statement of financial position
Non-current assets	3,901	3,007		6,082	5,243
Current assets	578	436		1,230	1,081
Total assets	4,479	3,443		7,312	6,324
Equity shareholders' funds	1,566	1,269		4,086	3,453
Non-controlling interests	767	532		–	–
Non-current liabilities	968	753		2,098	1,954
Current liabilities	1,178	889		1,128	917
Cash and cash equivalents within current assets	163	127		7	3
Non-current liabilities excluding trade and other payables and provisions	784	500		1,716	1,665
Current liabilities excluding trade and other payables and provisions	349	322		583	491

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

	Safaricom PLC			Indus Towers Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Equity shareholders' funds	1,566	1,269		4,086	3,453
Interest in associates[1]	625	507		860	727
Goodwill	2	2		244	181
Carrying value	627	509		1,104	908

Profit for the financial year	399	489	542	666	239	632
Share of profit	159	195	217	140	50	178

Note:

1	The Group’s effective ownership percentages of Safaricom PLC and Indus Towers Limited are 39.9% and 21.0%, respectively, rounded to the nearest tenth of one percent.